Stock-Based Compensation	11 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

2024 Equity Incentive Plan

The 2024 Equity Incentive Plan (“2024 Plan”) was adopted by the board of directors of Pre-Merger Oruka on February 6, 2024. The 2024 Plan provided for Pre-Merger Oruka to grant stock options, restricted stock awards, restricted stock units, and other stock-based awards to employees, officers, directors, consultants, and advisors. Equity Incentive Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years, although two non-employee stock options were granted with vesting terms less than four years. As of December 31, 2024, there are no shares of common stock available for issuance.

2024 Stock Incentive Plan

On August 22, 2024, the 2024 Stock Incentive Plan (“2024 Stock Plan”) was approved by the Company’s stockholders and on August 29, 2024, the board of directors of the Company (the “Board”) ratified the 2024 Stock Plan. The 2024 Stock Plan allows for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stockholder-based awards and incentive bonuses. The 2024 Stock Plan is administered by the Compensation Committee of the Board (the “Compensation Committee”) or another committee designated by the Board to administer the Plan. The initial share pool under the 2024 Stock Plan is 4,634,891 shares of Company Common Stock. During the period from February 6, 2024 (inception) to December 31, 2024, 388,567 shares were subject to outstanding stock options, and as of December 31, 2024, there were 4,246,324 shares available in the pool. The shares that may be issued under the 2024 Stock Plan will be automatically increased on January 1 of each year beginning in 2025 and ending with a final increase on January 1, 2034 in an amount equal to 5% of the diluted stock (including Company Common Stock, preferred stock and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee. Current or prospective employees, officers, non-employee directors, and other independent service providers of the Company and its subsidiaries are eligible to participate in the 2024 Stock Plan.

2024 Employee Stock Purchase Plan

The 2024 Employee Stock Purchase Plan (the “ESPP”) became effective on August 29, 2024, at which time 463,489 shares of Company Common Stock were reserved for issuance. Eligible employees may purchase shares of Company Common Stock under the ESPP at 85% of the lower of the fair market value of the Company Common Stock as of the first or the last day of each offering period. Employees are limited to contributing 15% of the employee’s eligible compensation and may not purchase more than $25,000 of stock during any calendar year. The ESPP will terminate ten years from the first purchase date under the plan, unless terminated earlier by the board of directors.

The shares that may be issued under the ESPP will be automatically increased on January 1 of each year beginning in 2025 and ending with a final increase on January 1, 2034 in an amount equal to 1% of the diluted stock (including Company Common Stock, preferred stock and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no increase is determined by the Compensation Committee. During the period from February 6, 2024 (inception) to December 31, 2024, 2,960 shares of Company Common Stock were issued out of the ESPP and as of December 31, 2024, there were 460,529 shares of Company Common Stock available in the pool.

For the period February 6, 2024 (inception) to December 31, 2024, stock-based compensation expense related to the ESPP was less than $0.1 million.

Stock Option Valuation

The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period from February 6, 2024 (inception) to December 31, 2024:

Period from February 6, 2024 (Inception) to December 31, 2024
Expected term (in years)	6.1
Expected volatility	100.21%
Risk-free interest rate	4.26%
Expected dividend yield	—

Stock Options

The following table summarizes the stock option activities under the 2024 Plan and 2024 Stock Plan for the period of February 6, 2024 (inception) through December 31, 2024:

	Number of Stock Options Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	1,567,760	$11.39
Exercised	—	$—
Forfeited	—	$—
Balance as of December 31, 2024	1,567,760	$11.39	9.4	$15,470
Vested and expected to vest, December 31, 2024	1,567,760	$11.39	9.4	$15,470
Exercisable, December 31, 2024	—	$—	—	$—

The weighted average grant-date fair value per share of stock options granted during the period from February 6, 2024 (inception) to December 31, 2024 was $9.12 per share. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Company Common Stock and the exercise price of outstanding, in-the-money employee stock options.

Restricted Stock Awards

In February 2024 and March 2024, the Company issued 2,207,553 shares of RSAs to certain employees, directors, and consultants at a price of $0.0001 per share, the then par value of Pre-Merger Oruka Common Stock. Such RSAs have service-based vesting conditions only and vest over a four-year period, during which time all unvested shares are subject to forfeiture in the event the holder’s service with the Company voluntarily or involuntarily terminates. As of December 31, 2024, none of the RSAs had vested. For the period February 6, 2024 (inception) to December 31, 2024, stock-based compensation expense related to RSAs was less than $0.1 million.

The following table summarizes the RSA activity for the period from February 6, 2024 (inception) through December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of February 6, 2024 (inception)	—	$—
Granted	2,207,553	$—
Unvested balance as of December 31, 2024	2,207,553	$—

Option Agreements and the Paruka Warrant Obligation

As part of the Option Agreements, on December 31, 2024 the Company granted and on December 31, 2025, will grant Paruka a warrant to purchase a number of shares equal to 1.00% of outstanding shares as of the date of the grant on a fully-diluted basis, with an exercise price equal to the fair market value of the underlying shares on the grant date (the “Paruka Warrant Obligation”).

The grant dates for the issuance of warrants were expected to be December 31, 2024 and December 31, 2025 as all terms of the award, including number of shares and exercise price, will be known by all parties. The Company determined that the 2024 and 2025 grants are two separate grants, as there would be no obligation for the 2025 grant had the Company exercised or terminated all of the options under the Option Agreements prior to December 31, 2024. The service inception period for the grant precedes the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. Accordingly, the warrant expected to be granted to Paruka was accounted for as a liability on the balance sheet on the service inception date and, after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss as stock-based compensation expenses under research and development expenses. Accordingly, the Company measured the grant date fair value of the warrant granted on December 31, 2024 at $10.4 million. For the period from February 6, 2024 (inception) to December 31, 2024, $10.4 million was recognized as stock-based compensation expense related to the Paruka Warrant Obligation in the consolidated statement of operations and comprehensive loss. As of December 31, 2024, there was no unamortized expense related to the December 31, 2024 Paruka Warrant Obligation. On issuance of the warrant to Paruka, the fair value of the warrant was reclassified from liability to equity on the consolidated balance sheet as of December 31, 2024.

Employee Warrants

As stated above, on July 3, 2024, the Subscription Agreement was amended and restated, among other things, for employee warrants to be issued to certain Pre-Merger Oruka employees and directors immediately prior to the closing of the Merger. Pursuant to this amendment, during the period from February 6, 2024 (inception) to December 31, 2024, the Company issued 3,054,358 warrants at an exercise price of $7.80 per warrant, which are accounted as equity in the consolidated financial statements. The employee warrants were subject to performance and service based vesting requirements and upon completion of the Merger the performance-based requirements had been achieved.

The following table summarizes the warrant activity for the period from February 6, 2024 (inception) through December 31, 2024:

	Number of Employee Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	3,054,358	$7.80
Exercised	—	$—
Forfeited	—	$—
Balance as of December 31, 2024	3,054,358	$7.80	9.5	$35,400
Vested and expected to vest, December 31, 2024	3,054,358	$7.80	9.5	$35,400
Exercisable, December 31, 2024	—	$—	—	$—

The weighted average grant-date fair value per share of warrants granted during the period from February 6, 2024 (inception) to December 31, 2024 was $6.27 per share. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Company Common Stock and the exercise price of outstanding, in-the-money warrants.

The following table summarizes the weighted-average assumptions used in calculating the fair value of the warrants for the period from February 6, 2024 (inception) to December 31, 2024:

Period from February 6, 2024 (Inception) to December 31, 2024
Expected term (in years)	6.1
Expected volatility	99.02%
Risk-free interest rate	4.15%
Expected dividend yield	—

Stock-Based Compensation Expense

The following table summarizes the classification of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Research and development	$11,992
General and administrative	2,927
Total	$14,919

As of December 31, 2024, total unrecognized compensation cost related to the unvested stock options was $12.7 million, which is expected to be recognized over a weighted average period of approximately 3.2 years. As of December 31, 2024, total unrecognized compensation cost related to the unvested RSAs was less than $0.1 million, which is expected to be recognized over a weighted average period of 3.1 years. As of December 31, 2024, the unrecognized compensation cost related to the employee warrants was $16.3 million, which is expected to be recognized over a weighted average period of 3.3 years.

The following table summarizes the award types of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Paruka Warrant Obligation	$10,357
Employee warrants	2,899
Stock options	1,626
Employee stock purchase plan	37
Total	$14,919